Cash and cash equivalents - Additional Information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents.
Restricted cash	$ 11,682	$ 85,286
Average rate of return earned on cash and cash equivalent	2.20%	3.20%